Income taxes - Deferred assets and (liabilities) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Income taxes
Deferred tax liabilities	$ (2,336)	$ (48,566)	$ (57,721)	$ (56,671)
Deferred tax assets	$ 44,495	924,892	867,421	756,909
Net deferred ISR asset		876,326	809,700	700,238	$ 428,215
Provisions, allowances and labor obligations
Income taxes
Deferred tax liabilities		27,674	107,768	150,040
Deferred tax assets		905,974	743,038	625,408
Leasehold improvements
Income taxes
Deferred tax liabilities		(74,618)	(163,345)	(216,843)
Deferred tax assets		(134,289)	(53,622)	(102,196)
Tax loss carryforwards
Income taxes
Deferred tax liabilities		75	75	12,366
Deferred tax assets		157,395	172,185	208,602
Recoverable tax on assets
Income taxes
Deferred tax liabilities		9,486
Deferred tax assets			9,486	28,619
Others
Income taxes
Deferred tax liabilities		(1,697)	(2,219)	(2,234)
Deferred tax assets		(4,188)	(3,666)	(3,524)
Other subsidiary losses
Income taxes
Deferred tax assets		$ 157,470	$ 172,260	$ 220,968